Stock-based compensation (Details 2) (USD $)	12 Months Ended
Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, Outstanding	$ 0
Stock Option Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	505,813
Number of options, Granted	1,500
Number of options, Forfeited	16,750
Number of options Outstanding, Ending Balance	490,563
Number of Options, Exercisable	442,938
Weighted average exercise price Outstanding, Beginning Balance	$ 8.50
Weighted average exercise prices, Granted	$ 4.76
Weighted average exercise prices, Forfeited	$ 5.01
Weighted average exercise price Outstanding, Ending Balance	$ 8.54
Weighted average exercise prices, Exercisable	$ 8.84
Weighted average remaining contractual term, Outstanding	4 years 10 months 24 days
Weighted average remaining contractual term, Exercisable	4 years 7 months 6 days
Aggregate intrinsic value, Outstanding	794,902
Aggregate intrinsic value, Exercisable	$ 693,207